Summary of Principal Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2025
Summary of Principal Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Content Assets, Net	When assets are retired or disposed of, the costs and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:
Estimated Useful Life
Software	12 months
Produced contents	6 – 12 months
Copyrights	12 – 36 months

Schedule of Disaggregate Revenue

For the three months ended March 31, 2025 and 2024, the Company disaggregate revenue into three revenue streams, consisting of In-App Purchases services, In-App Advertising services and content licensing business, as follows:

	For the Three Months Ended March 31,
	2025	2024
In-App Purchase services	$6,590,400	$8,048,200
In-App Advertising services	634,700	643,400
Content licensing business	511,100	-
	$7,736,200	$8,691,600

Schedule of Revenues by Primary Geographical Markets based on the Location of Customers

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the three months ended March 31, 2025 and 2024.

	For the three months ended March 31, 2025
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$2,890,200	$2,103,000	$1,281,800	$315,400	$6,590,400
Online advertising services	-	634,700	-	-	634,700
Content licensing	-	511,100	-	-	511,100
Total	$2,890,200	$3,258,800	$1,281,800	$315,400	$7,736,200

	For the three months ended March 31, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$4,654,900	$1,586,700	$1,136,800	$669,800	$8,048,200
Online advertising services	-	643,400	-	-	643,400
Total	$4,654,900	$2,230,100	$1,136,800	$669,800	$8,691,600